Segment Information (Tables)	9 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment information

Nine Months Ended December 31, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$95	$124	$219
Cost of revenues	-	128	128
Gross profit (loss)	95	(4)	91
Total operating expenses net of depreciation, amortization, and impairment	406	7,167	7,573
Depreciation and amortization	-	216	216
Other expense	-	3,758	3,758
Loss from continuing operations	$(311)	$(11,145)	$(11,456)

Three Months Ended December 31, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$44	$96	$140
Cost of revenues	-	67	67
Gross profit	44	29	73
Total operating expenses net of depreciation, amortization, and impairment	206	2.450	2.656
Depreciation and amortization	-	68	68
Other expense	-	2,768	2,768
Loss from continuing operations	$(162)	$(5,257)	$(5,419)

Segmented assets as of December 31, 2019
Property and equipment, net	$-	$608	$608
Intangible assets, net	$3,223	$-	$3,223
Capital expenditures	$-	$-	$-